SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

Share options granted

On February 12, 2015, the Company granted options under the 2011 Share Option Scheme to purchase 690,000 ADSs of the Company to certain of its employees at an exercise price of US$15.76 per ADS, which was the closing price per ADS as of February 12, 2015. Pursuant to the share options agreements, (i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. There is a service condition attached to the vesting of the options granted to the employees.

Warrants granted

On February 12, 2015, the Company granted warrants to purchase 30,000 ADSs to an employee. Each warrant allows the holder to purchase one ADS of the Company at US$15.76. Pursuant to the warrant agreement, (i) 25% of the warrants are vested and exercisable on the first anniversary of the date of grant, and (ii) the remaining 75% of the warrants are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.

On February 13, 2015, the Company granted warrants to purchase 186,000 ADSs each to Dr. Lijun Zhang, chairman of the Company’s board of directors, Mr. Hendrick Sin, vice-chairman of the Company’s board of directors, Mr. Yongchao Wang, vice-chairman of the Company’s board of directors, Mr. Jian Xiao, chief executive officer and director of the Company’s board of directors and Mr. Fei Fu Chang, chief financial officer and director of the Company’s board of directors. Each warrant allows the holder to purchase one ADS of the Company at US$15.76. Pursuant to the warrant agreements, (i) 25% of the warrants are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the warrants are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.

On February 16, 2015, the Company granted warrants to purchase 100,000 and 150,000 ADSs to two external consultants in exchange for their financial advisory service. Each warrant allows the holder to purchase one ADS of the Company at US$16.13. According to the warrant agreements, (i) 50,000 ADS and 75,000 ADSs, respectively, can be exercised on or after the issuance date; and (ii) 50,000 ADSs and 75,000 ADSs, respectively, can be exercised on or after the first anniversary of the issuance date. There is a market condition attached to the vesting of these warrants.

Declaration of cash dividends

On March 26, 2015, the Company’s board of directors declared cash dividends in the aggregate amount of approximately RMB27,300 (US$4,400) to the Company’s shareholders of record as of the close of business on April 17, 2015, at US$0.01 per Class A or Class B ordinary share, or USD0.14 per ADS. The cash dividends are expected to be distributed on or about May 15, 2015.